Collateralized Transactions (Assets Subject To Lien) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Collateralized transactions assets subject to lien [Line items]
Assets subject to lien, amount	¥ 2,069,613	¥ 2,285,209
Loans and receivables [Member]
Collateralized transactions assets subject to lien [Line items]
Assets subject to lien, amount	140	55,236
Trading assets [Member]
Collateralized transactions assets subject to lien [Line items]
Assets subject to lien, amount	1,360,602	1,515,079
Office buildings, land, equipment and facilities [Member]
Collateralized transactions assets subject to lien [Line items]
Assets subject to lien, amount	112,523	116,530
Non-trading debt securities [Member]
Collateralized transactions assets subject to lien [Line items]
Assets subject to lien, amount	336,160	337,681
Other [Member]
Collateralized transactions assets subject to lien [Line items]
Assets subject to lien, amount	¥ 260,188	¥ 260,683